RESEARCH TAX CREDIT (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Tax Reconciliation, Tax Credits, Research	$ 1,307,000	$ 1,218,000	$ 2,745,000	$ 2,508,000